Segment Reporting - Schedule of Reconciles from Consolidated in-Game Purchase Amount to Revenue (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Segment Reporting Information [Line Items]
Consolidated revenue	$ 22,040,054	$ 16,211,779	$ 17,049,167
Consolidated revenue	90,370,793	68,424,577	62,944,073
Consolidated in-game purchases [Member]
Segment Reporting Information [Line Items]
Consolidated revenue	106,994,440	84,461,982	81,388,946
Recoup of advances made to game developers [Member]
Segment Reporting Information [Line Items]
Consolidated revenue	3,583,143	2,477,840	551,774
Revenue share paid to game developers [Member]
Segment Reporting Information [Line Items]
Consolidated revenue	$ 13,040,504	$ 13,559,565	$ 17,893,099